Cost of Sales	12 Months Ended
Dec. 31, 2020
Disclosure of cost of sales [text block] [Abstract]
COST OF SALES
9.	COST OF SALES

Cost of sales comprises of purchasing materials, labor costs for personnel employed in production, depreciation of non-current assets used for production purpose, outsourced manufacturing cost, taxes and surcharges, and water and electricity. The following table shows a breakdown of cost of sales for the periods presented for each category:

	Year ended December 31,
	2020	2019	2018
Changes in inventories of finished goods and work in progress	114,905	76,800	(24,475)
Materials consumed in production	2,343,747	43,443	29,619
Purchases of finished goods	2,755,152	7,053,841	19,044,582
Labor	460,394	2,887,199	1,061,943
Depreciation	32,405	142,278	352,739
Rental	-	-	452
Outsourced manufacturing cost	1,751,272	-	-
Outsourced service cost	848,362	-	-
Taxes and surcharges *	22,202	130,728	75,736
Water and electricity	30,528	63,969	62,027
Inventory provision	(42,884)	42,919	196,124
Others	681	237,561	128,773
Foreign currency translation difference	(60,966)	35,780	(76,269)
	8,377,731	10,714,519	20,851,252

*	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).